Cover	3 Months Ended
Mar. 31, 2025
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 1
Entity Registrant Name	Givbux, Inc.
Entity Central Index Key	0001169138
Entity Tax Identification Number	84-1609495
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	2751 W Coast Hwy Suite 200
Entity Address, City or Town	Newport Beach
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92663
City Area Code	(844)
Local Phone Number	448-2899
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	2751 W Coast Hwy Suite 200
Entity Address, City or Town	Newport Beach
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92663
City Area Code	(844)
Local Phone Number	448-2899
Contact Personnel Name	Umesh Singh